UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08631
                                                    ----------

                               Phoenix Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,              John H. Beers, Esq.
  Counsel and Secretary for Registrant          Vice President and Secretary
     Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                          One American Row
        Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 451-1100
                                                          ---------------

                      Date of fiscal year end: October 31
                                              -----------

                   Date of reporting period: January 31, 2006
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX PORTFOLIOS
GLOSSARY
JANUARY 31, 2006




REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.


SHORT POSITION ("SHORT")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. If the price rises, the investor must buy at the higher price and sustain a loss.

Phoenix Market Neutral Fund


                             SCHEDULE OF INVESTMENTS
                                      AND
                             SECURITIES SOLD SHORT
                                JANUARY 31, 2006
                                   (UNAUDITED)




                                                      SHARES        VALUE
                                                    ---------    ----------
DOMESTIC COMMON STOCKS--93.3%


ADVERTISING--0.8%
Omnicom Group, Inc.                                    14,100    $1,153,239

AEROSPACE & DEFENSE--1.2%
DRS Technologies, Inc.                                 23,500     1,167,715
Triumph Group, Inc.(b)                                 12,700       536,702
                                                                 ----------
                                                                  1,704,417
                                                                 ----------

AGRICULTURAL PRODUCTS--0.1%
Delta & Pine Land Co.                                   9,000       211,860

AIRLINES--0.8%
Mesa Air Group, Inc.(b)                                93,800     1,092,770

APPAREL RETAIL--1.6%
Abercrombie & Fitch Co. Class A                       17,800     1,181,742
Genesco, Inc.(b)                                       29,900     1,164,605
                                                                 ----------
                                                                  2,346,347
                                                                 ----------

APPLICATION SOFTWARE--3.3%
Cadence Design Systems, Inc.(b)                        50,800       897,128
Fair Isaac Corp.                                       26,400     1,170,048
Magma Design Automation, Inc.(b)                       81,100       819,921
Parametric Technology Corp.(b)                        117,800       737,428
Sonic Solutions, Inc.(b)                               71,200     1,192,600
                                                                 ----------
                                                                  4,817,125
                                                                 ----------

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
Affiliated Managers Group, Inc.(b)                     12,500     1,160,000
American Capital Strategies Ltd.                       34,300     1,219,365
Calamos Asset Management, Inc.                         31,700     1,101,258
Franklin Resources, Inc.                               11,500     1,132,750
                                                                 ----------
                                                                  4,613,373
                                                                 ----------

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co.                                         48,700       417,846

AUTOMOTIVE RETAIL--0.7%
CSK Auto Corp.(b)                                      61,900     1,002,780

BIOTECHNOLOGY--2.3%
Albany Molecular Research, Inc.(b)                     25,800       293,088
Genzyme Corp.(b)                                       16,300     1,156,322
Gilead Sciences, Inc.(b)                               19,500     1,186,965

Phoenix Market Neutral Fund


                                                      SHARES        VALUE
                                                    ---------    ----------
BIOTECHNOLOGY--(CONTINUED)
Lexicon Genetics, Inc.(b)                             100,400    $  401,600
Neurocrine Biosciences, Inc.(b)                         5,300       322,081
                                                                 ----------
                                                                  3,360,056
                                                                 ----------

BROADCASTING & CABLE TV--1.6%
EchoStar Communications Corp. Class A(b)               43,000     1,186,800
Radio One, Inc. Class D(b)                             74,800       819,808
Salem Communications Corp. Class A(b)                  20,800       319,072
TiVo, Inc.(b)                                           1,900        10,469
                                                                 ----------
                                                                  2,336,149
                                                                 ----------

BUILDING PRODUCTS--1.0%
ElkCorp.                                               20,700       728,019
Universal Forest Products, Inc.                        12,100       692,967
                                                                 ----------
                                                                  1,420,986
                                                                 ----------

CASINOS & GAMING--1.1%
Harrah's Entertainment, Inc.                           15,700     1,155,520
Multimedia Games, Inc.(b)                              49,000       465,500
                                                                 ----------
                                                                  1,621,020
                                                                 ----------

COMMERCIAL PRINTING--1.6%
Consolidated Graphics, Inc.(b)                         23,000     1,181,280
Harland (John H.) Co.                                  30,800     1,149,764
                                                                 ----------
                                                                  2,331,044
                                                                 ----------

COMMODITY CHEMICALS--0.8%
Spartech Corp.                                         51,200     1,230,336

COMMUNICATIONS EQUIPMENT--1.9%
Arris Group, Inc.(b)                                  103,200     1,213,632
Harris Corp.                                           10,900       506,087
Symmetricom, Inc.(b)                                  108,200     1,070,098
                                                                 ----------
                                                                  2,789,817
                                                                 ----------

COMPUTER HARDWARE--0.8%
Hewlett-Packard Co.                                    38,300     1,194,194

COMPUTER STORAGE & PERIPHERALS--0.8%
Emulex Corp.(b)                                        62,200     1,141,370

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
CheckFree Corp.(b)                                     22,300     1,155,586

Phoenix Market Neutral Fund
                                                      SHARES        VALUE
                                                    ---------    ----------
DEPARTMENT STORES--0.8%
Dillard's, Inc. Class A                                44,600    $1,155,140

DISTILLERS & VINTNERS--0.8%
Constellation Brands, Inc. Class A(b)                  43,700     1,166,353

DIVERSIFIED CHEMICALS--0.8%
Dow Chemical Co. (The)                                 27,200     1,150,560

EDUCATION SERVICES--0.8%
Laureate Education, Inc.(b)                            21,900     1,140,990

ELECTRIC UTILITIES--3.3%
Cleco Corp.                                            55,600     1,219,308
Otter Tail Corp.                                       39,000     1,193,400
Pepco Holdings, Inc.                                   51,200     1,178,112
Pinnacle West Capital Corp.                            27,000     1,150,470
                                                                 ----------
                                                                  4,741,290
                                                                 ----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
Coherent, Inc.(b)                                      21,600       668,736

ELECTRONIC MANUFACTURING SERVICES--0.0%
TTM Technologies, Inc.(b)                               3,800        39,520

ENVIRONMENTAL & FACILITIES SERVICES--1.7%
Waste Connections, Inc.(b)                             34,300     1,198,442
Waste Management, Inc.                                 37,900     1,196,882
                                                                 ----------
                                                                  2,395,324
                                                                 ----------

GAS UTILITIES--1.8%
Questar Corp.                                          15,000     1,222,200
South Jersey Industries, Inc.                           9,200       270,480
Southern Union Co.(b)                                  45,600     1,149,120
                                                                 ----------
                                                                  2,641,800
                                                                 ----------

GENERAL MERCHANDISE STORES--0.8%
Tuesday Morning Corp.                                  57,300     1,219,344

HEALTH CARE EQUIPMENT--1.3%
CONMED Corp.(b)                                        50,600     1,196,184
Respironics, Inc.(b)                                   18,700       673,761
                                                                 ----------
                                                                  1,869,945
                                                                 ----------

HEALTH CARE FACILITIES--0.8%
Health Management Associates, Inc. Class A             56,100     1,179,222

HEALTH CARE SERVICES--0.5%
SFBC International, Inc.(b)                            30,200       665,910

HEALTH CARE SUPPLIES--0.2%
DJ Orthopedics, Inc.(b)                                 8,200       269,206


                                                      SHARES        VALUE
                                                    ---------    ----------
HOMEBUILDING--2.4%
NVR, Inc.(b)                                            1,500    $1,191,375
Palm Harbor Homes, Inc.(b)                              3,800        80,560
Technical Olympic USA, Inc.                            47,500     1,078,250
William Lyon Homes, Inc.(b)                            11,000     1,129,810
                                                                 ----------
                                                                  3,479,995
                                                                 ----------

HOUSEWARES & SPECIALTIES--0.2%
Lifetime Brands, Inc.                                  14,700       321,195

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.8%
Watson Wyatt Worldwide, Inc.                           40,100     1,220,644

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
Constellation Energy Group, Inc.                       20,700     1,206,189

INDUSTRIAL MACHINERY--3.7%
Actuant Corp. Class A                                  21,900     1,253,775
Albany International Corp.                             31,600     1,169,200
Flow International Corp.(b)                            77,800       816,122
Gardner Denver, Inc.(b)                                16,600       878,140
Harsco Corp.                                           15,700     1,243,754
                                                                 ----------
                                                                  5,360,991
                                                                 ----------

INSURANCE BROKERS--1.7%
AON Corp.                                              32,200     1,101,884
Brown & Brown, Inc.                                     5,400       155,142
Gallagher (Arthur J.) & Co.                            40,900     1,192,644
                                                                 ----------
                                                                  2,449,670
                                                                 ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Cincinnati Bell, Inc.(b)                               89,200       312,200
SureWest Communications                                 2,700        75,573
                                                                 ----------
                                                                    387,773
                                                                 ----------

INTERNET SOFTWARE & SERVICES--0.8%
eBay, Inc.(b)                                          27,800     1,198,180

INVESTMENT BANKING & BROKERAGE--0.8%
E*TRADE Financial Corp.(b)                             48,900     1,163,331

IT CONSULTING & OTHER SERVICES--1.7%
MPS Group, Inc.(b)                                     82,200     1,168,062
Perot Systems Corp. Class A(b)                         82,600     1,244,782
                                                                 ----------
                                                                  2,412,844
                                                                 ----------

LEISURE PRODUCTS--1.6%
Brunswick Corp.                                        28,400     1,067,556
Mattel, Inc.                                           78,700     1,298,550
                                                                 ----------
                                                                  2,366,106
                                                                 ----------

Phoenix Market Neutral Fund
                                                      SHARES       VALUE
                                                    ---------  ------------
MOVIES & ENTERTAINMENT--0.7%
World Wrestling Entertainment, Inc.                    73,800  $  1,081,170

MULTI-LINE INSURANCE--1.6%
American Financial Group, Inc.                         30,700     1,154,934
HCC Insurance Holdings, Inc.                           38,000     1,180,280
                                                                 ----------
                                                                  2,335,214
                                                                 ----------

MULTI-UTILITIES--1.7%
Sempra Energy                                          25,000     1,201,250
WPS Resources Corp.                                    22,100     1,239,368
                                                                 ----------
                                                                  2,440,618
                                                                 ----------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Grant Prideco, Inc.(b)                                 22,700     1,137,043
Oil States International, Inc.(b)                      10,800       441,720
                                                                 ----------
                                                                  1,578,763
                                                                 ----------

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Harvest Natural Resources, Inc.(b)                     94,300       898,679

OIL & GAS STORAGE & TRANSPORTATION--0.8%
Williams Cos., Inc. (The)                              47,700     1,137,168

PAPER PACKAGING--0.5%
Rock-Tenn Co. Class A                                  51,100       714,378

PERSONAL PRODUCTS--0.3%
Parlux Fragrances, Inc.(b)                             11,000       368,060

PHARMACEUTICALS--2.4%
Endo Pharmaceuticals Holdings, Inc.(b)                 42,200     1,211,140
First Horizon Pharmaceutical Corp.(b)                  73,500     1,235,535
Kos Pharmaceuticals, Inc.(b)                           25,300     1,108,393
                                                                 ----------
                                                                  3,555,068
                                                                 ----------

PROPERTY & CASUALTY INSURANCE--1.9%
21st Century Insurance Group                            8,700       141,288
ProAssurance Corp.(b)                                  22,500     1,151,775
Safety Insurance Group, Inc.                           31,200     1,251,120
Zenith National Insurance Corp.                         3,450       190,750
                                                                 ----------
                                                                  2,734,933
                                                                 ----------

PUBLISHING & PRINTING--1.0%
Donnelley (R.H.) Corp.(b)                              18,000     1,181,160
Nelson (Thomas), Inc.                                   8,200       210,740
                                                                 ----------
                                                                  1,391,900
                                                                 ----------

REGIONAL BANKS--4.5%
Bank of Hawaii Corp.                                   20,200     1,054,642
Cardinal Financial Corp.                                2,600        30,602
Cascade Bancorp                                         2,600        67,600


                                                      SHARES       VALUE
                                                    ---------  ------------
REGIONAL BANKS--(CONTINUED)
Citizens Banking Corp.                                  4,200  $    116,844
City Holding Co.                                        9,900       368,874
Columbia Banking System, Inc.                          22,310       719,498
First Bancorp                                           3,100        69,719
First Republic Bank                                    22,700       861,692
Independent Bank Corp.                                 40,341     1,114,218
Marshall & Ilsley Corp.                                29,100     1,220,454
MB Financial, Inc.                                      5,900       206,913
Pacific Capital Bancorp                                 3,000       110,370
Placer Sierra Bancshares                                2,000        53,280
Santander BanCorp                                       7,200       184,032
Sterling Bancshares, Inc.                               2,300        38,525
Sterling Financial Corp.                                7,300       151,183
UCBH Holdings, Inc.                                     7,900       137,065
Washington Trust Bancorp, Inc.                          1,000        26,960
                                                                 ----------
                                                                  6,532,471
                                                                 ----------

REITS--7.2%
AMB Property Corp.                                     23,500     1,226,700
CBL & Associates Properties, Inc.                      28,500     1,206,120
Commercial Net Lease Realty, Inc.                      17,900       410,447
Glimcher Realty Trust                                  18,300       500,322
Hospitality Properties Trust                           27,800     1,191,786
Innkeepers USA Trust                                   64,300     1,141,968
iStar Financial, Inc.                                  35,000     1,256,150
LTC Properties, Inc.                                   51,400     1,160,098
New Plan Excel Realty Trust                            47,200     1,163,480
Public Storage, Inc.                                   16,300     1,182,891
                                                                 ----------
                                                                 10,439,962
                                                                 ----------

RESTAURANTS--0.8%
Darden Restaurants, Inc.                               30,000     1,219,800

SEMICONDUCTORS--1.9%
Cree, Inc.(b)                                          31,500       823,095
IXYS Corp.(b)                                          71,400       767,550
NVIDIA Corp.(b)                                        26,600     1,195,936
                                                                 ----------
                                                                  2,786,581
                                                                 ----------

SPECIALIZED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc.(b)                              20,200       349,056

SPECIALIZED FINANCE--0.8%
Moody's Corp.                                          18,300     1,158,756

SPECIALTY CHEMICALS--0.8%
Fuller (H.B.) Co.                                      31,300     1,182,827

Phoenix Market Neutral Fund
                                                      SHARES       VALUE
                                                    ---------  ------------
SPECIALTY STORES--1.6%
Dick's Sporting Goods, Inc.(b)                         33,600  $  1,235,472
Michaels Stores, Inc.                                  33,900     1,140,057
                                                                 ----------
                                                                  2,375,529
                                                                 ----------

SYSTEMS SOFTWARE--1.4%
Progress Software Corp.(b)                             27,900       802,404
Secure Computing Corp.(b)                              84,100     1,224,496
                                                                 ----------
                                                                  2,026,900
                                                                 ----------

THRIFTS & MORTGAGE FINANCE--5.3%
Corus Bankshares, Inc.                                 18,500     1,187,885
Downey Financial Corp.                                 18,500     1,211,380
Fannie Mae                                             19,900     1,153,006
First Niagara Financial Group, Inc.                    85,600     1,181,280
Flushing Financial Corp.                               28,400       455,820
Franklin Bank Corp.(b)                                  5,600        96,656
Ocwen Financial Corp.(b)                               82,800       833,796
Provident Financial Services, Inc.                     25,700       470,310
W Holding Co., Inc.                                   131,900     1,135,659
                                                                 ----------
                                                                  7,725,792
                                                                 ----------

TIRES & RUBBER--0.7%
Goodyear Tire & Rubber Co. (The)(b)                    65,100     1,018,164

TOBACCO--0.5%
UST, Inc.                                              18,700       728,178

TRUCKING--0.8%
YRC Worldwide, Inc.(b)                                 24,100     1,201,144

WATER UTILITIES--0.6%
California Water Service Group                          9,500       403,275
SJW Corp.                                               8,700       443,700
                                                                 ----------
                                                                    846,975
                                                                 ----------

WIRELESS TELECOMMUNICATION SERVICES--0.0%
UbiquiTel, Inc.(b)                                      6,100        59,719
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $125,735,787)                                  135,698,378
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.2%

DIVERSIFIED METALS & MINING--0.8%
Freeport-McMoRan Copper & Gold, Inc. Class B           18,200     1,169,350
 (Indonesia)

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(c)           1,400             0
Telefonica Moviles S.A. (Argentina)(c)                  1,400             0
                                                                 ----------
                                                                 ----------


                                                      SHARES       VALUE
                                                    ---------  ------------
THRIFTS & MORTGAGE FINANCE--0.4%
R-G Financial Corp. Class B (United States)            38,900  $    505,311
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,173,274)                                      1,674,661
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.5%
(IDENTIFIED COST $126,909,061)                                  137,373,039
---------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)       VALUE
                                                    --------- -------------
SHORT-TERM INVESTMENTS--4.2%


COMMERCIAL PAPER(f)--4.2%
Alpine Securitization Corp. 4.48%, 2/1/06           $   2,590     2,590,000
Honeywell International, Inc. 4.44%, 2/1/06             1,970     1,970,000
Goldman Sachs Group, Inc. 4.48%, 2/6/06                 1,550     1,549,036
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,109,036)                                      6,109,036
---------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $133,018,097)                                  143,482,075(a)


SECURITIES SOLD SHORT--(94.4)%
(PROCEEDS $129,433,951)                                        (137,322,433)

Other assets and liabilities, net--95.7%                        139,263,235
                                                              -------------
NET ASSETS--100.0%                                            $ 145,422,877
                                                              =============

Phoenix Market Neutral Fund
                                                      SHARES       VALUE
                                                    ---------  ------------
SECURITIES SOLD SHORT--94.4%

DOMESTIC COMMON STOCKS--94.4%

ADVERTISING--1.6%
Interpublic Group of Cos., Inc. (The)                 120,000  $  1,212,000
Valassis Communications, Inc.                          41,200     1,149,480
                                                                 ----------
                                                                  2,361,480
                                                                 ----------

AEROSPACE & DEFENSE--2.0%
Aviall, Inc.                                           34,900     1,206,144
BE Aerospace, Inc.                                     55,600     1,168,712
Sequa Corp. Class A                                     6,200       505,610
                                                                 ----------
                                                                  2,880,466
                                                                 ----------

AGRICULTURAL PRODUCTS--0.2%
Alico, Inc.                                             6,300       280,980

AIRLINES--0.7%
Frontier Airlines, Inc.                               153,400     1,030,848

APPAREL RETAIL--1.6%
Chico's FAS, Inc.                                      26,900     1,171,764
Jos. A. Bank Clothiers, Inc.                           22,400     1,148,448
                                                                 ----------
                                                                  2,320,212
                                                                 ----------

APPLICATION SOFTWARE--3.4%
Agile Software Corp.                                  120,100       772,243
Mentor Graphics Corp.                                  74,500       819,500
NAVTEQ Corp.                                           19,800       889,218
Opsware, Inc.                                         168,800     1,235,616
Transaction Systems Architects, Inc.                   36,000     1,187,640
                                                                 ----------
                                                                  4,904,217
                                                                 ----------

ASSET MANAGEMENT & CUSTODY BANKS--3.1%
BlackRock, Inc.                                         8,600     1,142,080
GAMCO Investors, Inc. Class A                          22,900     1,021,111
Legg Mason, Inc.                                        9,200     1,193,240
Nuveen Investments, Inc. Class A                       26,500     1,202,305
                                                                 ----------
                                                                  4,558,736
                                                                 ----------

AUTOMOBILE MANUFACTURERS--0.3%
General Motors Corp.                                   20,100       483,606

AUTOMOTIVE RETAIL--0.7%
Pep Boys-Manny, Moe & Jack (The)                       63,200       985,920

BIOTECHNOLOGY--2.3%
Cell Genesys, Inc.                                     71,100       445,086
Chiron Corp.                                           26,800     1,222,080
Incyte Corp.                                           57,400       292,166
Isis Pharmaceuticals, Inc.                             51,500       278,615


                                                      SHARES       VALUE
                                                    ---------   -----------
BIOTECHNOLOGY--(CONTINUED)
MedImmune, Inc.                                        34,400   $ 1,173,728
                                                                -----------
                                                                  3,411,675


BROADCASTING & CABLE TV--1.7%
Crown Media Holdings, Inc. Class A                      8,800        80,344
Emmis Communications Corp. Class A                     41,000       729,390
Liberty Media Corp. Class A                           146,900     1,228,084
Spanish Broadcasting System, Inc. Class A              67,100       379,786
                                                                -----------
                                                                  2,417,604
                                                                -----------

BUILDING PRODUCTS--1.0%
NCI Building Systems, Inc.                             13,900       704,730
Simpson Manufacturing Co., Inc.                        19,300       746,717
                                                                -----------
                                                                  1,451,447
                                                                -----------
CASINOS & GAMING--1.1%
Churchill Downs, Inc.                                  11,720       468,097
Wynn Resorts Ltd.                                      17,800     1,149,524
                                                                -----------
                                                                  1,617,621
                                                                -----------

COMMERCIAL PRINTING--1.7%
Banta Corp.                                            23,900     1,221,768
Bowne & Co., Inc.                                      79,800     1,201,788
                                                                -----------
                                                                  2,423,556
                                                                -----------

COMMODITY CHEMICALS--0.8%
NL Industries, Inc.                                    91,200     1,228,464

COMMUNICATIONS EQUIPMENT--1.8%
Andrew Corp.                                           89,100     1,155,627
Harmonic, Inc.                                        179,800       992,496
UTStarcom, Inc.                                        63,300       443,733
                                                                -----------
                                                                  2,591,856
                                                                -----------

COMPUTER HARDWARE--0.8%
Sun Microsystems, Inc.                                265,500     1,194,750

COMPUTER STORAGE & PERIPHERALS--0.8%
Maxtor Corp.                                          128,500     1,182,200

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Certegy, Inc.                                          27,600     1,199,220

DEPARTMENT STORES--0.9%
Saks, Inc.                                             64,900     1,253,219

DISTILLERS & VINTNERS--0.7%
Brown-Forman Corp. Class B                             15,000     1,063,800

DIVERSIFIED CHEMICALS--0.8%
Du Pont (E.I.) de Nemours & Co.                        31,200     1,221,480

Phoenix Market Neutral Fund
                                                      SHARES       VALUE
                                                    ---------   -----------
EDUCATION SERVICES--0.8%
Strayer Education, Inc.                                13,500   $ 1,195,560

ELECTRIC UTILITIES--3.2%
ALLETE, Inc.                                           25,700     1,138,253
DPL, Inc.                                              47,500     1,217,900
Hawaiian Electric Industries, Inc.                     43,900     1,151,497
IDACORP, Inc.                                          36,900     1,168,254
                                                                -----------
                                                                  4,675,904
                                                                -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
Electro Scientific Industries, Inc.                    27,000       687,690

ELECTRONIC MANUFACTURING SERVICES--0.0%
Park Electrochemical Corp.                              1,400        39,592

ENVIRONMENTAL & FACILITIES SERVICES--1.6%
Allied Waste Industries, Inc.                         126,200     1,147,158
Stericycle, Inc.                                       20,800     1,243,216
                                                                -----------
                                                                  2,390,374
                                                                -----------

GAS UTILITIES--1.9%
Energen Corp.                                          31,500     1,229,130
Equitable Resources, Inc.                              32,800     1,210,320
Southwest Gas Corp.                                     9,800       270,970
                                                                -----------
                                                                  2,710,420
                                                                -----------

GENERAL MERCHANDISE STORES--0.9%
99 Cents Only Stores                                  118,100     1,232,964

GOLD--0.9%
Newmont Mining Corp.                                   20,000     1,236,000

HEALTH CARE EQUIPMENT--1.2%
Mentor Corp.                                           14,200       639,000
Wright Medical Group, Inc.                             51,700     1,153,944
                                                                -----------
                                                                  1,792,944
                                                                -----------

HEALTH CARE FACILITIES--1.6%
Tenet Healthcare Corp.                                154,800     1,125,396
VCA Antech, Inc.                                       43,200     1,195,344
                                                                -----------
                                                                  2,320,740
                                                                -----------

HEALTH CARE SERVICES--0.4%
Computer Programs and System, Inc.                     15,200       647,672

HEALTH CARE SUPPLIES--0.2%
Merit Medical Systems, Inc.                            19,500       274,560

HOMEBUILDING--2.5%
Brookfield Homes Corp.                                 20,978     1,083,513
M/I  Homes, Inc.                                       30,400     1,211,744
Ryland Group, Inc. (The)                               15,600     1,128,816


                                                      SHARES       VALUE
                                                    ---------   -----------
HOMEBUILDING--(CONTINUED)
Skyline Corp.                                           4,300   $   175,698
                                                                -----------
                                                                  3,599,771
                                                                -----------

HOUSEWARES & SPECIALTIES--0.2%
National Presto Industries, Inc.                        8,400       351,000

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
NRG Energy, Inc.                                       24,600     1,187,442

INDUSTRIAL MACHINERY--2.7%
Kadant, Inc.                                           41,600       800,384
Pentair, Inc.                                          32,000     1,228,800
Tecumseh Products Co. Class A                          26,100       661,635
Watts Water Technologies, Inc. Class A                 37,200     1,252,896
                                                                -----------
                                                                  3,943,715
                                                                -----------

INSURANCE BROKERS--1.8%
Marsh & McLennan Cos., Inc.                            39,600     1,203,444
U.S.I. Holdings Corp.                                  12,300       173,184
Willis Group Holdings Ltd.                             34,200     1,187,082
                                                                -----------
                                                                  2,563,710
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
General Communication, Inc. Class A                     4,300        46,655
IDT Corp. Class B                                      28,500       351,975
                                                                -----------
                                                                    398,630
                                                                -----------

INTERNET RETAIL--0.8%
Amazon.com, Inc.                                       27,300     1,223,586

INVESTMENT BANKING & BROKERAGE--0.9%
Jefferies Group, Inc.                                  22,700     1,236,469

IT CONSULTING & OTHER SERVICES--1.6%
BearingPoint, Inc.                                    142,500     1,171,350
Unisys Corp.                                          172,200     1,152,018
                                                                -----------
                                                                  2,323,368
                                                                -----------

LEISURE PRODUCTS--1.6%
Hasbro, Inc.                                           50,100     1,062,120
Marvel Entertainment, Inc.                             72,800     1,212,120
                                                                -----------
                                                                  2,274,240
                                                                -----------

MOVIES & ENTERTAINMENT--0.7%
Carmike Cinemas, Inc.                                  47,300     1,083,643

MULTI-LINE INSURANCE--1.7%
Hanover Insurance Group, Inc.                          25,500     1,235,475
Unitrin, Inc.                                          26,200     1,158,302
                                                                -----------
                                                                  2,393,777
                                                                -----------

Phoenix Market Neutral Fund
                                                      SHARES       VALUE
                                                    ---------   -----------
MULTI-UTILITIES--1.7%
Ameren Corp.                                           24,400   $ 1,238,544
PNM Resources, Inc.                                    47,200     1,159,704
                                                                -----------
                                                                  2,398,248
                                                                -----------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Dril-Quip, Inc.                                         7,300       459,681
FMC Technologies, Inc.                                 22,400     1,160,768
                                                                -----------
                                                                  1,620,449
                                                                -----------

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Meridian Resource Corp. (The)                         176,200       882,762

OIL & GAS STORAGE & TRANSPORTATION--0.8%
El Paso Corp.                                          84,200     1,133,332

PAPER PACKAGING--0.5%
Chesapeake Corp.                                       42,100       652,550

PERSONAL PRODUCTS--0.3%
Inter Parfums, Inc.                                    19,800       372,240

PHARMACEUTICALS--2.4%
Andrx Corp.                                            66,200     1,161,810
Noven Pharmaceuticals, Inc.                            77,600     1,212,888
Par Pharmaceutical Cos., Inc.                          35,300     1,167,724
                                                                -----------
                                                                  3,542,422
                                                                -----------

PROPERTY & CASUALTY INSURANCE--1.0%
Baldwin & Lyons, Inc. Class B                           7,400       185,740
Direct General Corp.                                   69,800     1,187,996
United Fire & Casualty Co.                              3,500       143,570
                                                                -----------
                                                                  1,517,306
                                                                -----------

PUBLISHING & PRINTING--0.1%
Journal Communications, Inc. Class A                   13,700       163,852

REGIONAL BANKS--4.5%
Alabama National Bancorp.                               2,000       139,040
Bancorp, Inc. (The)                                     1,600        31,760
Chemical Financial Corp.                                6,500       204,425
CoBiz, Inc.                                             4,000        73,640
F.N.B. Corp.                                           10,200       171,768
Fifth Third Bancorp                                    32,300     1,213,511
First Commonwealth Financial Corp.                     82,200     1,109,700
First Financial Bancorp                                 2,200        38,918
First Merchants Corp.                                   5,400       138,186
Interchange Financial Services Corp.                    4,100        75,030
Midwest Banc Holdings, Inc.                            29,300       696,461
Park National Corp.                                     1,055       123,657
Sandy Spring Bancorp, Inc.                             10,400       363,064


                                                      SHARES       VALUE
                                                    ---------  ------------
REGIONAL BANKS--(CONTINUED)
Sun Bancorp, Inc.                                       1,900  $     37,164
United Bankshares, Inc.                                 3,200       119,264
Valley National Bancorp                                43,860     1,027,201
Westamerica Bancorp                                    17,100       920,322
Yardville National Bancorp                              3,100       111,755
                                                                -----------
                                                                  6,594,866
                                                                -----------

REITS--7.0%
AvalonBay Communities, Inc.                            11,600     1,153,968
Boston Properties, Inc.                                15,300     1,197,378
CenterPoint Properties Trust                           23,200     1,151,648
EastGroup Properties, Inc.                             23,700     1,119,114
Equity One, Inc.                                       14,900       357,153
Home Properties, Inc.                                  10,700       490,809
Liberty Property Trust                                 26,500     1,199,390
Macerich Co. (The)                                     16,300     1,182,891
SL Green Realty Corp.                                  14,400     1,210,176
Sun Communities, Inc.                                  35,000     1,163,050
                                                                -----------
                                                                 10,225,577
                                                                -----------

RESTAURANTS--0.9%
Wendy's International, Inc.                            20,900     1,232,055

SEMICONDUCTORS--2.0%
Lattice Semiconductor Corp.                           166,900       756,057
Semtech Corp.                                          61,200     1,179,936
TriQuint Semiconductor, Inc.                          185,300       904,264
                                                                -----------
                                                                  2,840,257
                                                                -----------

SPECIALIZED CONSUMER SERVICES--0.2%
Stewart Enterprises, Inc. Class A                      64,000       354,560

SPECIALIZED FINANCE--0.8%
Chicago Mercantile Exchange Holdings, Inc.              2,800     1,185,100

SPECIALTY CHEMICALS--0.8%
Ferro Corp.                                            61,400     1,207,738

SPECIALTY STORES--1.6%
A.C. Moore Arts & Crafts, Inc.                         74,900     1,136,233
Tiffany & Co.                                          30,100     1,134,770
                                                                -----------
                                                                  2,271,003
                                                                -----------

SYSTEMS SOFTWARE--1.4%
Borland Software Corp.                                125,700       815,793
Quality Systems, Inc.                                  13,400     1,184,217
                                                                -----------
                                                                  2,000,010
                                                                -----------

THRIFTS & MORTGAGE FINANCE--6.4%
Brookline Bancorp, Inc.                                60,400       905,396

Phoenix Market Neutral Fund
                                                      SHARES       VALUE
                                                    ---------  ------------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Clifton Savings Bancorp, Inc.                          12,400  $    128,960
Freddie Mac                                            16,800     1,140,048
MAF Bancorp, Inc.                                      26,500     1,139,235
NetBank, Inc.                                          67,700       508,427
NewAliance Bancshares, Inc.                            79,400     1,156,064
Northwest Bancorp, Inc.                                21,200       469,368
Partners Trust Financial Group, Inc.                   38,900       459,020
Triad Guaranty, Inc.                                   26,200     1,100,400
Washington Federal, Inc.                               48,570     1,172,480
Webster Financial Corp.                                25,100     1,182,210
                                                               ------------
                                                                  9,361,608
                                                               ------------

TIRES & RUBBER--0.8%
Cooper Tire & Rubber Co.                               73,200     1,097,268

TOBACCO--0.5%
Reynolds American, Inc.                                 7,300       738,249

TRUCKING--0.8%
Heartland Express, Inc.                                48,900     1,138,881

WATER UTILITIES--0.6%
American States Water Co.                              15,500       488,250
Aqua America Inc.                                      14,133       397,985
                                                               ------------
                                                                    886,235
                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--0.0%
USA Mobility, Inc.                                      2,100        58,737
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(PROCEEDS $129,433,951)                                         137,322,433
---------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $129,433,951)                                        $137,322,433(e)
                                                               ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,334,692 and gross depreciation of $3,036,709 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $134,184,092.
(b) Non-income producing.
(c) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At Janaury 31, 2006, these securities amounted to a value of $0 or 0% of net assets.
(d) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedule of Investments and Securities Sold Short.
(e) Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $4,050,452 and gross depreciation of $11,941,934 for federal income tax purposes. At January 31, 2006, the aggregate proceeds of securities sold short for federal income tax purposes was ($129,430,951).
(f) The rate shown is the discount rate.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JANUARY 31, 2006 (UNAUDITED)


   NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
       The following is a summary of significant accounting policies consistently followed by the Phoenix Portfolios in the preparation of the Schedule of Investments and Securities Sold Short. The preparation of the Schedule of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedule of Investments and Securities Sold Short. Actual results could differ from those estimates.

   A. SECURITY VALUATION
       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

       Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   B. SECURITY TRANSACTIONS AND RELATED INCOME
       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION
       Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

   D. FOREIGN SECURITY COUNTRY DETERMINATION
       A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JANUARY 31, 2006 (UNAUDITED)


   E. SHORT SALES
       A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

       At January 31, 2006, the value of securities sold short amounted to $137,322,433 against which collateral of $277,493,100 was held.

   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS
       In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

       The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   NOTE 3--ILLIQUID AND RESTRICTED SECURITIES
       Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.

       Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

       At January 31, 2006, the Fund held the following restricted securities:

                                                            Market       % of
                                Acquisition   Acquisition   Value        Net Assets
                                Date          Cost          at 1/31/06   at 1/31/06
                                -----------   -----------   ----------   ----------

      Telefonica Moviles S.A.   12/20/01      $ 0           $ 0          0.0%
      Telefonica Data
      Argentina S.A.            12/20/01        0             0          0.0


       At the end of the period, the value of restricted securities amounted to $0 or 0.0% of net assets.

       The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Portfolios
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date      March 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date      March 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date      March 28, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.